FEDERAL HOME LOAN BANK (FHLB) ADVANCES (Tables)	12 Months Ended
Jun. 30, 2021
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures [Abstract]
Schedule of Contractual Maturities of Federal Home Loan Bank Long-Term Advances

The following table presents contractual maturities of FHLB long-term advances as of June 30, 2021.

	Maturity range		Weighted- average	Stated interest rate range		June 30,	June 30,
Description	from	to	interest rate[6]	from	to	2021	2020

						(Dollars in Thousands)

Fixed	10/01/21	10/03/22	3.07%	3.04%	3.09%	$10,000	$15,000

Adjustable	10/01/21	10/01/21	0.26%	0.26%	0.26%	25,000	85,000

Total						$35,000	$100,000

Maturities of Federal Home Loan Bank Long-Term Advances

Maturities of FHLB long-term advances at June 30, 2021, are summarized as follows:

Maturing During Fiscal Year Ended June 30:	Amount	Weighted-Average Interest Rate
	(Dollars in Thousands)
2022	30,000	0.72%
2023	5,000	3.09%
2024	—	—
2025	—	—
2026	—	—
2026 and thereafter	—	—

Total	$35,000	1.06%

Schedule of Federal Home Loan Bank Short-Term Advances

The following table presents information regarding such advances as of June 30, 2021 and June 30, 2020:

	June 30, 2021	June 30, 2020

	(Dollars in Thousands)
FHLB revolving and short-term advances:
Ending balance	$113,093	$59,159
Average balance	34,715	58,146
Maximum month-end balance	113,093	68,030
Average interest rate	0.34%	1.57%
Weighted-average rate at period end	0.28%	0.39%